SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share		$ 11.99	$ 6.31
Dividend yield	0.00%	0.00%	0.00%
Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 20.47
Expected volatility	72.91%	68.46%	62.46%
Risk-free interest rate	1.57%	0.95%	1.61%
Expected term	5 years	5 years	5 years 6 months
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 24.37
Expected volatility	78.71%	79.10%	66.22%
Risk-free interest rate	2.23%	1.34%	1.81%
Expected term	7 years	6 years 8 months 16 days	7 years 6 months
Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 24.37
Dividend yield	0.00%
Expected term	10 years
Non Employees Member [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	72.91%
Risk-free interest rate	1.91%
Non Employees Member [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	76.63%
Risk-free interest rate	2.16%